UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America®

Annual report for the year ended August 31, 2018

Invest with care for
durable outcomes.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–2.72%	0.04%	0.78%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.69% for Class A shares as of the prospectus dated November 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.82%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.52%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Summary investment portfolio

9	Financial statements

32	Board of trustees and other officers

Fellow investors:

Tightening U.S. monetary policy and rising bond yields were central themes during Short-Term Bond Fund of America’s fiscal year, providing a mixed environment for high-grade fixed income investments. For the 12-month period ended August 31, 2018, the fund declined 0.12%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, returned 0.07%. Meanwhile, the Lipper Short U.S. Government Funds Average posted a loss of 0.11%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling 15 cents a share earned an income return of 1.49% over the past 12 months. For those who took their dividends in cash, the figure was 1.48%. The fund’s share price declined from $9.97 to $9.81.

Although this challenging environment of rising interest rates led the fund to a modest decline over the period, higher short-term yields provide more income potential for our investors. Even amid our careful investment approach aimed at stability and diversifying equity market volatility, the fund’s yield-to-maturity, a forward-looking measure of income, had risen to 2.90% at the end of its fiscal year.

Bond market overview

Bond sectors were mixed over the 12-month period ending in August. U.S. Treasuries fell as yields rose sharply throughout the year. This was, in part, due to the Federal Reserve’s continued monetary policy tightening, which consisted of both rate hikes and balance sheet reduction. Two-year Treasuries saw the biggest change, with rates up 129 basis points to 2.62%. The benchmark 10-year Treasury saw a smaller but meaningful increase of 74 basis points to end at 2.86%, after breaching the 3% mark at the end of April.

After a period of extreme calm, tighter monetary policy was the key reason for the uptick in volatility in early 2018. This pulled the spread between investment-grade corporate bonds and Treasuries away from historically tight levels, as equities experienced their first correction since 2016. Ultimately, this spread settled at 114 basis points, just 4 points wider than where it began the year.

Results at a glance

For periods ended August 31, 2018, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	–0.12%	0.64%	0.67%	1.01%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.07	0.71	0.79	1.47
Lipper Short U.S. Government Funds Average†	–0.11	0.36	0.46	1.07

*	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

Investment-grade corporate bonds declined 1%, outpacing the broader Treasury market’s 1.5% loss. Issuance remained relatively strong, though through August it was nearly 16% lower than in the first eight months of 2017 — a year when issuance was at a historical peak.

The Fed’s policy path was driven both by the robust U.S. labor market — with unemployment at or below 4% since April 2018 — and rising inflation. The Consumer Price Index hit 2.9% in July on a year-over-year basis, the highest reading since 2012. This trend led Treasury Inflation-Protected Securities (TIPS) to return 0.8%, making it one of the few major sectors that saw a gain during the fiscal year.

Inside the portfolio

The fund continued to invest in high-quality fixed income assets, such as U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities. One of the most notable changes in the portfolio was an increase in its holdings of TIPS. Managers preferred these securities over nominal Treasuries, based on their expectation of higher inflation and the belief that TIPS will outpace corporate bonds if equity volatility rises. As an out-of-index investment, TIPS were a positive contributor to relative results during the period.

The fund’s duration, which measures its exposure to interest rate risk, is best understood by how managers invest in different maturity profiles of the Treasury yield curve. They were positioned for the curve to steepen during the fiscal year, meaning that longer term yields would rise more than shorter term yields. Instead the curve flattened, with shorter term yields rising more sharply than longer term yields. This had a negative impact on relative results, but managers maintain the conviction that the curve will steepen. The flatter curve makes this positioning look even more attractive in a late-cycle economy.

To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. These derivatives were used primarily as a price efficient way to shift interest rate exposure away from longer maturities and toward intermediate maturities.

Looking ahead

In the near term managers expect the U.S. economy to continue to expand at a reasonable pace. Tailwinds from recent tax cuts and fiscal spending should continue to help usher in relatively healthy Gross Domestic Product (GDP) growth. Early projections for the third quarter put GDP growth at an annualized pace near 4%, after achieving a pace of 4.2% in the second. Such strong expansion, along with moderate inflation, should keep the Fed on its path to steadily raise interest rates over the next several quarters.

In terms of both its higher growth and inflation trends, the U.S. is diverging from most of the rest of the world. Economic projections for Europe and China have weakened from what was expected earlier in the year, while more expensive borrowing due to U.S. monetary policy tightening is beginning to negatively impact some emerging markets.

Those sorts of headwinds, as well as the threat of trade disputes resulting in new tariffs, could spur bouts of volatility over the next few years. In such an environment, we believe Short-Term Bond Fund of America’s focus on capital preservation can help provide some shock absorption to a balanced portfolio.

We appreciate your support and look forward to reporting to you again in six months’ time.

Cordially,

John R. Queen
President

October 16, 2018

For current information about the fund, visit americanfunds.com.

2	Short-Term Bond Fund of America

The value of a long-term perspective

How a $10,000 investment has grown (for the period October 2, 2006, to August 31, 2018, with dividends reinvested)

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.¹ Thus, the net amount invested was $9,750.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[4]	Source: Thomson Reuters Lipper. Results of the Lipper Short U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period October 2, 2006, commencement of operations, through August 31, 2007.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2018)*

Class A shares	1 year	5 years	10 years

At maximum offering price (reflecting the maximum 2.50% sales charge)	–2.66%	0.15%	0.76%
At net asset value	–0.12	0.67	1.01

*	Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Short-Term Bond Fund of America	3

Summary investment portfolio August 31, 2018

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	41.34%
AAA/Aaa	31.58
AA/Aa	14.19
A/A	6.06
BBB/Baa	.10
Short-term securities & other assets less liabilities	6.73

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.27%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 40.61%
U.S. Treasury 27.03%
U.S. Treasury 1.375% 2019	$200,000	$197,640
U.S. Treasury 1.375% 2020	30,057	29,292
U.S. Treasury 1.50% 2020	29,470	28,841
U.S. Treasury 2.25% 2020	33,000	32,845
U.S. Treasury 2.375% 2020	350,000	348,695
U.S. Treasury 2.00% 2021	29,620	29,167
U.S. Treasury 2.375% 2021	193,830	192,320
U.S. Treasury 2.375% 2021	163,360	162,158
U.S. Treasury 2.625% 2021	29,000	28,950
U.S. Treasury 2.75% 2021	85,935	86,076
U.S. Treasury 1.875% 2022	89,480	86,544
U.S. Treasury 1.875% 2022	30,230	29,279
U.S. Treasury 2.50% 2023	39,741	39,342
U.S. Treasury 2.75% 2023	136,480	136,586
U.S. Treasury 2.75% 2023	98,795	98,850
U.S. Treasury 2.75% 2023	29,186	29,203
U.S. Treasury 1.00%–2.13% 2019–2024	88,672	86,357
		1,642,145

U.S. Treasury inflation-protected securities 13.58%
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	53,800	53,111
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	122,286	119,349
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	280,516	278,873
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	109,409	106,007
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	55,533	53,798
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	31,814	31,489
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	33,478	32,408

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	$67,836	$56,016
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	46,973	46,532
U.S. Treasury Inflation-Protected Securities 0.38%–1.00% 2025–2048[1,2]	52,629	47,031
		824,614

Total U.S. Treasury bonds & notes		2,466,759

Corporate bonds & notes 18.08%
Financials 7.45%
Other securities		452,699

Energy 2.31%
Chevron Corp. 1.686% 2019	30,315	30,185
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.491% 2019[3]	31,820	31,849
Other securities		77,869
		139,903

Consumer staples 2.11%
Coca-Cola Co. 1.375% 2019	35,000	34,707
Other securities		93,357
		128,064

Health care 1.74%
Other securities		105,523

Information technology 1.66%
Other securities		101,000

Consumer discretionary 1.50%
Other securities		90,917

Other 1.31%
Other securities		79,877

Total corporate bonds & notes		1,097,983

Asset-backed obligations 14.70%
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[4]	31,286	30,903
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[4]	31,635	31,633
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[4]	31,075	31,082
Drive Auto Receivables Trust 2.88%–3.22% 2021–2022[4]	38,000	38,004
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,5]	29,198	29,198
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,5]	28,474	28,464
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,5]	36,335	36,343
Other securities		667,383
		893,010

Bonds & notes of governments & government agencies outside the U.S. 10.14%
European Investment Bank 1.25%–2.25% 2019–2022	95,168	92,688
European Stability Mechanism 2.125% 2022[5]	28,324	27,413
Inter-American Development Bank 1.00%–2.13% 2019–2022	63,200	61,713
International Bank for Reconstruction and Development 2.75% 2021	25,000	24,961
International Bank for Reconstruction and Development 0.88%–1.88% 2019–2022	76,000	74,201
KfW 1.00%–2.63% 2018–2021	92,000	91,051
Sweden (Kingdom of) 1.125% 2019[5]	65,000	63,927
Sweden (Kingdom of) 1.63%–2.38% 2020–2021[5]	16,400	16,188
Other securities		163,884
		616,026

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.68%
Collateralized mortgage-backed obligations (privately originated) 4.28%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	$58,508	$58,827
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[4,5]	38,350	38,564
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.865% 2050[3,4,5]	31,350	31,331
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.665% 2057[3,4,5]	27,914	28,009
Other securities		103,177
		259,908

Federal agency mortgage-backed obligations 3.40%
Fannie Mae 1.65%–6.00% 2019–2048[3,4,6]	71,821	73,749
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.175% 2062[3,4]	28,617	28,862
Other securities		103,547
		206,158

Total mortgage-backed obligations		466,066

Municipals 1.33%
Other securities		80,816

Federal agency bonds & notes 0.73%
Fannie Mae 1.00%–2.00% 2019–2022	36,415	35,850
Other securities		8,456
		44,306

Total bonds, notes & other debt instruments (cost: $5,705,442,000)		5,664,966

Short-term securities 6.93%
Bank of New York Co., Inc. 1.89% due 9/4/2018	39,300	39,292
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.00% due 9/17/2018	50,000	49,953
CHARTA, LLC 1.94% due 9/6/2018[5]	50,000	49,984
Emerson Electric Co. 1.95% due 9/18/2018[5]	35,000	34,966
Federal Home Loan Bank 1.92%–1.93% due 9/14/2018–9/24/2018	150,000	149,865
Siemens Capital Co. LLC 1.95% due 9/25/2018[5]	25,000	24,967
Starbird Funding Corp. 1.95% due 9/4/2018[5]	25,000	24,994
U.S. Treasury Bills 1.91% due 9/6/2018	47,200	47,195

Total short-term securities (cost: $421,198,000)		421,216
Total investment securities 100.20% (cost: $6,126,640,000)		6,086,182
Other assets less liabilities (0.20)%		(12,202)

Net assets 100.00%		$6,073,980

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $42,490,000, which represented .70% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2018[8] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
90 Day Euro Dollar Futures	Short	1,547	June 2019	$(386,750)	$(375,689)	$(246)
90 Day Euro Dollar Futures	Long	2,500	March 2021	625,000	606,750	496
90 Day Euro Dollar Futures	Long	1,780	December 2021	445,000	432,028	332
2 Year U.S. Treasury Note Futures	Long	3,304	January 2019	660,800	698,331	144
5 Year U.S. Treasury Note Futures	Long	8,415	January 2019	841,500	954,248	489
10 Year Ultra U.S. Treasury Note Futures	Long	119	December 2018	11,900	15,238	19

6	Short-Term Bond Fund of America

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2018[8] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
10 Year U.S. Treasury Note Futures	Short	863	December 2018	$(86,300)	$(103,789)	$78
20 Year U.S. Treasury Bond Futures	Short	290	December 2018	(29,000)	(41,824)	3
30 Year Ultra U.S. Treasury Bond Futures	Short	1,619	December 2018	(161,900)	(257,927)	411
						$1,726

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,000,000	$(61)	$—	$(61)
1.884%	U.S. EFFR	9/26/2018	6,600,000	(169)	—	(169)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	692	—	692
U.S. EFFR	2.552%	7/31/2019	2,115,150	(48)	—	(48)
2.533%	U.S. EFFR	8/9/2020	45,040	21	—	21
3-month USD-LIBOR	2.865%	8/9/2020	45,040	(39)	—	(39)
3-month USD-LIBOR	2.8025%	8/15/2020	32,360	8	—	8
2.495%	U.S. EFFR	8/15/2020	32,358	(9)	—	(9)
2.5775%	U.S. EFFR	7/16/2022	254,049	75	—	75
2.7435%	3-month USD-LIBOR	2/16/2023	114,000	(607)	—	(607)
2.7365%	3-month USD-LIBOR	2/20/2023	114,000	(643)	—	(643)
2.5815%	U.S. EFFR	5/25/2023	227,000	493	—	493
2.8775%	3-month USD-LIBOR	3/23/2025	83,200	7	—	7
3-month USD-LIBOR	2.2365%	9/2/2025	50	2	—	2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	5,790	—	5,790
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,647	—	2,647
3-month USD-LIBOR	2.2197%	4/19/2027	72,500	3,814	—	3,814
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	2,968	—	2,968
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	2,790	—	2,790
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(49)	—	(49)
2.91%	3-month USD-LIBOR	2/1/2028	45,000	(89)	—	(89)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(93)	—	(93)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(54)	—	(54)
U.S. EFFR	2.471%	3/27/2028	31,600	191	—	191
U.S. EFFR	2.4575%	3/29/2028	37,386	270	—	270
U.S. EFFR	2.424%	3/30/2028	31,630	319	—	319
U.S. EFFR	2.412%	4/5/2028	14,384	160	—	160
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	168	—	168
3-month USD-LIBOR	2.963%	2/1/2038	27,100	168	—	168
3-month USD-LIBOR	2.986%	2/1/2038	21,800	100	—	100
3-month USD-LIBOR	2.967%	2/2/2038	21,000	124	—	124
U.S. EFFR	2.505%	3/22/2048	6,100	26	—	26
U.S. EFFR	2.43625%	4/19/2048	30,000	556	—	556
U.S. EFFR	2.625%	5/25/2048	51,000	(1,059)	—	(1,059)
U.S. EFFR	2.445%	6/4/2048	12,600	212	—	212
U.S. EFFR	2.471%	6/29/2048	25,323	288	—	288
					$—	$18,969

Short-Term Bond Fund of America	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,024,000, which represented .38% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,263,539,000, which represented 20.80% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

8	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $6,126,640)		$6,086,182
Cash		1,701
Receivables for:
Sales of investments	$25,109
Sales of fund’s shares	10,898
Variation margin on futures contracts	1,646
Variation margin on swap contracts	1,290
Interest	23,399
Other	96	62,438
		6,150,321
Liabilities:
Payables for:
Purchases of investments	65,443
Repurchases of fund’s shares	6,147
Dividends on fund’s shares	223
Investment advisory services	1,420
Services provided by related parties	1,428
Trustees’ deferred compensation	58
Variation margin on futures contracts	144
Variation margin on swap contracts	1,352
Other	126	76,341
Net assets at August 31, 2018		$6,073,980

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,171,435
Undistributed net investment income		1,342
Accumulated net realized loss		(79,034)
Net unrealized depreciation		(19,763)
Net assets at August 31, 2018		$6,073,980

See Notes to Financial Statements

Short-Term Bond Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (619,479 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$2,960,382	301,824	$9.81
Class C	55,253	5,701	9.69
Class T	10	1	9.81
Class F-1	89,455	9,121	9.81
Class F-2	300,715	30,659	9.81
Class F-3	268,674	27,387	9.81
Class 529-A	377,094	38,447	9.81
Class 529-C	36,886	3,817	9.66
Class 529-E	17,023	1,737	9.80
Class 529-T	10	1	9.81
Class 529-F-1	83,206	8,484	9.81
Class R-1	3,542	366	9.69
Class R-2	44,629	4,611	9.68
Class R-2E	545	56	9.80
Class R-3	50,979	5,204	9.80
Class R-4	34,313	3,498	9.81
Class R-5E	1,188	121	9.81
Class R-5	10,076	1,027	9.81
Class R-6	1,740,000	177,417	9.81

See Notes to Financial Statements

10	Short-Term Bond Fund of America

Statement of operations for the year ended August 31, 2018	(dollars in thousands)

Investment income:
Income:
Interest		$130,304
Fees and expenses*:
Investment advisory services	$16,586
Distribution services	11,609
Transfer agent services	4,158
Administrative services	1,786
Reports to shareholders	191
Registration statement and prospectus	492
Trustees’ compensation	43
Auditing and legal	85
Custodian	24
Other	442
Total fees and expenses before reimbursements	35,416
Less transfer agent services reimbursements	— †
Total fees and expenses after reimbursements		35,416
Net investment income		94,888

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(52,571)
Futures contracts	(10,411)
Swap contracts	3,552	(59,430)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(60,016)
Futures contracts	1,562
Swap contracts	18,569	(39,885)
Net realized loss and unrealized depreciation		(99,315)

Net decrease in net assets resulting from operations		$(4,427)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended August 31
	2018	2017
Operations:
Net investment income	$94,888	$54,924
Net realized loss	(59,430)	(1,063)
Net unrealized (depreciation) appreciation	(39,885)	7,425
Net (decrease) increase in net assets resulting from operations	(4,427)	61,286
Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(95,416)	(61,789)
Distributions from net realized gain on investments	—	(1,787)
Total dividends and distributions paid or accrued to shareholders	(95,416)	(63,576)
Net capital share transactions	346,765	423,138

Total increase in net assets	246,922	420,848

Net assets:
Beginning of year	5,827,058	5,406,210
End of year (including undistributed net investment income: $1,342 and $893, respectively)	$6,073,980	$5,827,058

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Notes to financial statements

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years†
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.
†	Effective December 1, 2017.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

12	Short-Term Bond Fund of America

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Bond Fund of America	13

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,466,759	$—	$2,466,759
Corporate bonds & notes	—	1,097,383	600	1,097,983
Asset-backed obligations	—	893,010	—	893,010
Bonds & notes of governments & government agencies outside the U.S.	—	616,026	—	616,026
Mortgage-backed obligations	—	466,066	—	466,066
Municipals	—	80,816	—	80,816
Federal agency bonds & notes	—	44,306	—	44,306
Short-term securities	—	421,216	—	421,216
Total	$—	$6,085,582	$600	$6,086,182

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,972	$—	$—	$1,972
Unrealized appreciation on interest rate swaps	—	21,889	—	21,889
Liabilities:
Unrealized depreciation on futures contracts	(246)	—	—	(246)
Unrealized depreciation on interest rate swaps	—	(2,920)	—	(2,920)
Total	$1,726	$18,969	$—	$20,695

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall

14	Short-Term Bond Fund of America

market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Short-Term Bond Fund of America	15

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,006,819,000.

16	Short-Term Bond Fund of America

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $12,039,901,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,972	Unrealized depreciation*	$246
Swaps	Interest	Unrealized appreciation*	21,889	Unrealized depreciation*	2,920
			$23,861		$3,166

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(10,411)	Net unrealized appreciation on futures contracts	$1,562
Swaps	Interest	Net realized gain on swap contracts	3,552	Net unrealized appreciation on swap contracts	18,569
			$(6,859)		$20,131

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Short-Term Bond Fund of America	17

As of and during the period ended August 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2018, the fund reclassified $1,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $978,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,281
Capital loss carryforward*	(74,595)
Gross unrealized appreciation on investments	28,324
Gross unrealized depreciation on investments	(51,533)
Net unrealized depreciation on investments	(23,209)
Cost of investments	6,130,086

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2018		2017
Class A	$44,826		$33,951
Class B1			3
Class C	458		255
Class T2	—	[3]	—	[3]
Class F-1	1,694		1,336
Class F-2	5,063		4,511
Class F-3[4]	4,353		1,364
Class 529-A	5,345		3,278
Class 529-B1			—	[3]
Class 529-C	312		198
Class 529-E	220		127
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	1,237		747
Class R-1	29		14
Class R-2	337		145
Class R-2E	6		3
Class R-3	610		399
Class R-4	519		343
Class R-5E	8		—	[3]
Class R-5	186		143
Class R-6	30,213		16,759
Total	$95,416		$63,576

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

18	Short-Term Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of average daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. On March 5, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2018, decreasing the annual rate to 0.240% on average daily net assets in excess of $6.5 billion. For the year ended August 31, 2018, the investment advisory services fee was $16,586,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American

Short-Term Bond Fund of America	19

Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended August 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$8,641	$2,869		$301		Not applicable
Class C	603	59		30		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	298	162		60		Not applicable
Class F-2	Not applicable	308		146		Not applicable
Class F-3	Not applicable	60		119		Not applicable
Class 529-A	813	305		180		$238
Class 529-C	450	43		23		30
Class 529-E	88	9		9		12
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	61		36		48
Class R-1	40	4		2		Not applicable
Class R-2	328	154		22		Not applicable
Class R-2E	3	2		—	*	Not applicable
Class R-3	258	79		26		Not applicable
Class R-4	87	35		18		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	6		5		Not applicable
Class R-6	Not applicable	2		809		Not applicable
Total class-specific expenses	$11,609	$4,158		$1,786		$328

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $43,000 in the fund’s statement of operations reflects $39,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2018.

20	Short-Term Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$1,009,573		102,367	$44,059		4,477		$(1,144,171)	(116,016)	$(90,539)	(9,172)
Class C	23,036		2,365	450		46		(35,231)	(3,614)	(11,745)	(1,203)
Class T	—		—	—		—		—	—	—	—
Class F-1	35,728		3,622	1,660		169		(81,710)	(8,307)	(44,322)	(4,516)
Class F-2	246,880		25,027	4,856		494		(251,391)	(25,470)	345	51
Class F-3	172,561		17,482	3,919		398		(115,074)	(11,659)	61,406	6,221
Class 529-A	168,803		17,108	5,310		540		(111,651)	(11,332)	62,462	6,316
Class 529-C	20,887		2,147	309		32		(48,297)	(4,959)	(27,101)	(2,780)
Class 529-E	6,280		636	218		22		(5,880)	(597)	618	61
Class 529-T	—		—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	36,554		3,713	1,232		125		(18,633)	(1,891)	19,153	1,947
Class R-1	831		85	29		3		(1,666)	(171)	(806)	(83)
Class R-2	16,543		1,700	334		34		(16,550)	(1,699)	327	35
Class R-2E	31		3	6		1		(78)	(8)	(41)	(4)
Class R-3	16,553		1,680	602		61		(20,146)	(2,043)	(2,991)	(302)
Class R-4	14,462		1,465	514		52		(17,323)	(1,755)	(2,347)	(238)
Class R-5E	1,520		154	7		1		(344)	(35)	1,183	120
Class R-5	3,220		326	185		18		(4,363)	(442)	(958)	(98)
Class R-6	561,419		56,868	30,209		3,071		(209,507)	(21,309)	382,121	38,630
Total net increase (decrease)	$2,334,881		236,748	$93,899		9,544		$(2,082,015)	(211,307)	$346,765	34,985

Year ended August 31, 2017

Class A	$1,342,889		134,879	$33,217		3,336		$(1,406,317)	(141,286)	$(30,211)	(3,071)
Class B3	218		22	2		—	[2]	(2,889)	(292)	(2,669)	(270)
Class C	28,348		2,878	250		26		(55,211)	(5,611)	(26,613)	(2,707)
Class T4	10		1	—		—		—	—	10	1
Class F-1	57,128		5,739	1,313		132		(65,364)	(6,568)	(6,923)	(697)
Class F-2	374,577		37,633	3,983		400		(468,558)	(47,097)	(89,998)	(9,064)
Class F-3[5]	299,502		30,092	1,135		114		(90,034)	(9,040)	210,603	21,166
Class 529-A	110,487		11,097	3,262		327		(95,714)	(9,618)	18,035	1,806
Class 529-B3	23		2	—	[2]	—	[2]	(593)	(60)	(570)	(58)
Class 529-C	22,244		2,267	198		20		(25,407)	(2,590)	(2,965)	(303)
Class 529-E	5,505		553	127		13		(6,084)	(612)	(452)	(46)
Class 529-T4	10		1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	25,086		2,521	744		75		(16,400)	(1,649)	9,430	947
Class R-1	1,564		159	14		2		(1,985)	(202)	(407)	(41)
Class R-2	17,211		1,750	144		14		(18,822)	(1,915)	(1,467)	(151)
Class R-2E	629		63	3		1		(267)	(27)	365	37
Class R-3	24,458		2,459	394		40		(24,613)	(2,475)	239	24
Class R-4	20,186		2,029	341		34		(10,232)	(1,028)	10,295	1,035
Class R-5E	—	[2]	—	—		—		— [2]	—	—	—
Class R-5	6,649		667	143		15		(4,633)	(466)	2,159	216
Class R-6	408,172		40,983	16,757		1,683		(90,662)	(9,117)	334,267	33,549
Total net increase (decrease)	$2,744,896		275,795	$62,027		6,232		$(2,383,785)	(239,653)	$423,138	42,374

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

Short-Term Bond Fund of America	21

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,613,831,000 and $2,608,070,000, respectively, during the year ended August 31, 2018.

22	Short-Term Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2018	$9.97	$.15	$(.16)	$(.01)	$(.15)	$—	$(.15)	$9.81	(.12)%	$2,960		.69%		.69%		1.49%
8/31/2017	9.98	.09	— [4]	.09	(.10)	— [4]	(.10)	9.97	.98	3,102		.64		.64		.93
8/31/2016	9.97	.07	.04	.11	(.08)	(.02)	(.10)	9.98	1.07	3,133		.62		.62		.67
8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.49	2,970		.60		.60		.72
8/31/2014	9.95	.05	.04	.09	(.04)	—	(.04)	10.00	.93	3,016		.59		.59		.55
Class C:
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—	(.08)	9.69	(.96)	55		1.44		1.44		.73
8/31/2017	9.87	.01	.01	.02	(.03)	— [4]	(.03)	9.86	.22	68		1.45		1.45		.11
8/31/2016	9.88	(.02)	.04	.02	(.01)	(.02)	(.03)	9.87	.22	95		1.45		1.45		(.17)
8/31/2015	9.94	(.01)	(.02)	(.03)	(.02)	(.01)	(.03)	9.88	(.36)	104		1.44		1.44		(.14)
8/31/2014	9.93	(.03)	.04	.01	— [4]	—	— [4]	9.94	.11	115		1.45		1.45		(.31)
Class T:
8/31/2018	9.98	.17	(.17)	— [4]	(.17)	—	(.17)	9.81	.04 [5]	—	[6]	.43	[5]	.43	[5]	1.74 [5]
8/31/2017[7,8]	9.95	.05	.04	.09	(.06)	—	(.06)	9.98	.87 [5,9]	—	[6]	.18	[5,9]	.18	[5,9]	.48 [5,9]
Class F-1:
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—	(.14)	9.81	(.16)	89		.73		.73		1.41
8/31/2017	9.98	.08	.01	.09	(.10)	— [4]	(.10)	9.97	.89	136		.73		.73		.83
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	.96	143		.72		.72		.56
8/31/2015	10.00	.06	(.02)	.04	(.06)	(.01)	(.07)	9.97	.26	135		.73		.73		.60
8/31/2014	9.95	.04	.04	.08	(.03)	—	(.03)	10.00	.88	120		.74		.74		.40
Class F-2:
8/31/2018	9.97	.17	(.16)	.01	(.17)	—	(.17)	9.81	.12	301		.45		.45		1.73
8/31/2017	9.98	.11	— [4]	.11	(.12)	— [4]	(.12)	9.97	1.16	305		.47		.47		1.09
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)	(.11)	9.98	1.23	396		.46		.46		.85
8/31/2015	10.00	.09	(.02)	.07	(.09)	(.01)	(.10)	9.97	.54	304		.45		.45		.87
8/31/2014	9.95	.07	.04	.11	(.06)	—	(.06)	10.00	1.18	311		.45		.45		.69
Class F-3:
8/31/2018	9.98	.18	(.17)	.01	(.18)	—	(.18)	9.81	.10	269		.37		.37		1.82
8/31/2017[7,10]	9.94	.08	.05	.13	(.09)	—	(.09)	9.98	1.30 [9]	211		.35	[11]	.35	[11]	1.33 [11]
Class 529-A:
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—	(.14)	9.81	(.15)	377		.72		.72		1.48
8/31/2017	9.98	.09	— [4]	.09	(.10)	— [4]	(.10)	9.97	.95	321		.67		.67		.90
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	1.03	302		.66		.66		.63
8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.43	291		.66		.66		.67
8/31/2014	9.95	.05	.04	.09	(.04)	—	(.04)	10.00	.87	295		.65		.65		.49

See end of table for footnotes.

Short-Term Bond Fund of America	23

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2018	$9.83	$.06	$(.16)	$(.10)	$(.07)	$—	$(.07)	$9.66	(1.00)%	$37		1.47%		1.47%		.65%
8/31/2017	9.84	.01	.01	.02	(.03)	— [4]	(.03)	9.83	.20	65		1.49		1.49		.08
8/31/2016	9.86	(.03)	.04	.01	(.01)	(.02)	(.03)	9.84	.11	68		1.51		1.51		(.23)
8/31/2015	9.93	(.02)	(.03)	(.05)	(.01)	(.01)	(.02)	9.86	(.49)	68		1.52		1.52		(.19)
8/31/2014	9.92	(.04)	.05	.01	— [4]	—	— [4]	9.93	.10	71		1.52		1.52		(.38)
Class 529-E:
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—	(.12)	9.80	(.39)	17		.96		.96		1.23
8/31/2017	9.97	.06	— [4]	.06	(.07)	— [4]	(.07)	9.96	.66	17		.97		.97		.60
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)	(.06)	9.97	.71	17		.99		.99		.30
8/31/2015	10.00	.03	(.02)	.01	(.04)	(.01)	(.05)	9.96	.03	17		1.00		1.00		.32
8/31/2014	9.95	.01	.05	.06	(.01)	—	(.01)	10.00	.57	19		1.00		1.00		.14
Class 529-T:
8/31/2018	9.98	.16	(.16)	— [4]	(.17)	—	(.17)	9.81	(.02)[5]	—	[6]	.50	[5]	.50	[5]	1.67 [5]
8/31/2017[7,8]	9.95	.05	.04	.09	(.06)	—	(.06)	9.98	.86 [5,9]	—	[6]	.20	[5,9]	.20	[5,9]	.47 [5,9]
Class 529-F-1:
8/31/2018	9.97	.17	(.16)	.01	(.17)	—	(.17)	9.81	.07	83		.49		.49		1.71
8/31/2017	9.98	.11	— [4]	.11	(.12)	— [4]	(.12)	9.97	1.12	65		.50		.50		1.07
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)	(.11)	9.98	1.16	56		.52		.52		.77
8/31/2015	10.00	.08	(.02)	.06	(.08)	(.01)	(.09)	9.97	.56	54		.53		.53		.81
8/31/2014	9.95	.06	.04	.10	(.05)	—	(.05)	10.00	1.00	48		.53		.53		.62
Class R-1:
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—	(.07)	9.69	(.88)	4		1.45		1.45		.71
8/31/2017	9.86	.01	.01	.02	(.03)	— [4]	(.03)	9.85	.21	4		1.47		1.47		.09
8/31/2016	9.87	(.02)	.04	.02	(.01)	(.02)	(.03)	9.86	.22	5		1.45		1.45		(.18)
8/31/2015	9.94	(.01)	(.03)	(.04)	(.02)	(.01)	(.03)	9.87	(.48)	6		1.47		1.47		(.15)
8/31/2014	9.92	(.03)	.05	.02	— [4]	—	— [4]	9.94	.21	6		1.47		1.47		(.33)
Class R-2:
8/31/2018	9.84	.07	(.16)	(.09)	(.07)	—	(.07)	9.68	(.87)	45		1.44		1.44		.74
8/31/2017	9.86	.01	— [4]	.01	(.03)	— [4]	(.03)	9.84	.12	45		1.50		1.50		.07
8/31/2016	9.87	(.01)	.04	.03	(.02)	(.02)	(.04)	9.86	.26	46		1.43		1.43		(.14)
8/31/2015	9.94	(.01)	(.03)	(.04)	(.02)	(.01)	(.03)	9.87	(.47)	46		1.46		1.46		(.13)
8/31/2014	9.93	(.03)	.04	.01	— [4]	—	— [4]	9.94	.11	44		1.49		1.49		(.35)
Class R-2E:
8/31/2018	9.97	.10	(.17)	(.07)	(.10)	—	(.10)	9.80	(.72)	1		1.21		1.19		.98
8/31/2017	9.97	.04	.01	.05	(.05)	— [4]	(.05)	9.97	.55	1		1.19		1.19		.43
8/31/2016	9.97	.03	.04	.07	(.05)	(.02)	(.07)	9.97	.70	—	[6]	1.13		1.11		.55
8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.45 [5]	—	[6]	.59	[5]	.59	[5]	.74 [5]
8/31/2014[7,12]	10.00	—	—	—	—	—	—	10.00	—	—	[6]	—		—		—

24	Short-Term Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-3:
8/31/2018	$9.96	$.12	$(.16)	$(.04)	$(.12)	$—	$(.12)	$9.80	(.43)%	$51		1.00%		1.00%		1.17%
8/31/2017	9.97	.06	— [4]	.06	(.07)	— [4]	(.07)	9.96	.61	55		1.01		1.01		.56
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)	(.06)	9.97	.69	55		1.00		1.00		.28
8/31/2015	10.00	.03	(.02)	.01	(.04)	(.01)	(.05)	9.96	.03	56		1.00		1.00		.32
8/31/2014	9.95	.01	.05	.06	(.01)	—	(.01)	10.00	.56	60		1.02		1.02		.12
Class R-4:
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—	(.15)	9.81	(.12)	34		.69		.69		1.48
8/31/2017	9.98	.09	— [4]	.09	(.10)	— [4]	(.10)	9.97	.93	37		.70		.70		.89
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	.99	27		.70		.70		.60
8/31/2015	10.00	.06	(.02)	.04	(.06)	(.01)	(.07)	9.97	.28	24		.70		.70		.63
8/31/2014	9.95	.04	.04	.08	(.03)	—	(.03)	10.00	.91	24		.71		.71		.44
Class R-5E:
8/31/2018	9.98	.19	(.19)	— [4]	(.17)	—	(.17)	9.81	.05	1		.46		.46		1.92
8/31/2017	9.98	.11	.01	.12	(.12)	— [4]	(.12)	9.98	1.27	—	[6]	.65		.47		1.09
8/31/2016[7,13]	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	1.01 [9]	—	[6]	.58	[11]	.58	[11]	.80	[11]
Class R-5:
8/31/2018	9.98	.17	(.16)	.01	(.18)	—	(.18)	9.81	.06	10		.40		.40		1.75
8/31/2017	9.98	.12	.01	.13	(.13)	— [4]	(.13)	9.98	1.32	11		.41		.41		1.17
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)	(.12)	9.98	1.28	9		.41		.41		.91
8/31/2015	10.01	.09	(.03)	.06	(.09)	(.01)	(.10)	9.97	.58	7		.40		.40		.91
8/31/2014	9.95	.07	.05	.12	(.06)	—	(.06)	10.01	1.21	6		.41		.41		.73
Class R-6:
8/31/2018	9.97	.18	(.16)	.02	(.18)	—	(.18)	9.81	.23	1,740		.34		.34		1.86
8/31/2017	9.98	.12	— [4]	.12	(.13)	— [4]	(.13)	9.97	1.28	1,384		.35		.35		1.23
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)	(.12)	9.98	1.34	1,050		.35		.35		.97
8/31/2015	10.00	.10	(.02)	.08	(.10)	(.01)	(.11)	9.97	.73	729		.35		.35		1.01
8/31/2014	9.95	.08	.04	.12	(.07)	—	(.07)	10.00	1.17	447		.35		.35		.79

	Year ended August 31
Portfolio turnover rate for all share classes[14]	2018	2017	2016	2015	2014

Excluding mortgage dollar roll transactions	129%	134%	292%	418%	Not available
Including mortgage dollar roll transactions	148%	137%	301%	452%	257%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Amount less than $.01.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

Short-Term Bond Fund of America	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

October 16, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

26	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2018, through August 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	27

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	3/1/2018	8/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,007.58	$3.49	.69%
Class A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class C – actual return	1,000.00	1,002.88	7.22	1.43
Class C – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class T – actual return	1,000.00	1,008.93	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,007.34	3.69	.73
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 – actual return	1,000.00	1,008.81	2.23	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,009.18	1.87	.37
Class F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-A – actual return	1,000.00	1,007.42	3.59	.71
Class 529-A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-C – actual return	1,000.00	1,002.74	7.37	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E – actual return	1,000.00	1,006.23	4.80	.95
Class 529-E – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-T – actual return	1,000.00	1,008.56	2.53	.50
Class 529-T – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,008.58	2.48	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class R-1 – actual return	1,000.00	1,003.84	7.27	1.44
Class R-1 – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2 – actual return	1,000.00	1,003.92	7.22	1.43
Class R-2 – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class R-2E – actual return	1,000.00	1,004.06	5.96	1.18
Class R-2E – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Class R-3 – actual return	1,000.00	1,006.04	5.01	.99
Class R-3 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class R-4 – actual return	1,000.00	1,007.58	3.44	.68
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5E – actual return	1,000.00	1,008.62	2.38	.47
Class R-5E – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-5 – actual return	1,000.00	1,009.03	2.03	.40
Class R-5 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-6 – actual return	1,000.00	1,009.32	1.72	.34
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.73	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	Short-Term Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2018:

U.S. government income that may be exempt from state taxation	$46,929,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	29

Approval of Investment Advisory and Service Agreement

Short-Term Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $6.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income consistent with the maturity and quality standards described in the prospectus and preservation of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes including the Lipper Short U.S. Government Funds Average and the Bloomberg Barclays U.S. Government/ Credit 1–3 Years ex BBB Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime period. While the board and the committee generally place a greater emphasis on longer term periods, they noted that the investment results of the fund were lower compared to the results of these indexes for the longer term periods, and generally compared favorably for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Short U.S. Government Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as CRMC’s agreement to an additional breakpoint in the fund’s advisory fee schedule. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

30	Short-Term Bond Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Short-Term Bond Fund of America	31

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2006	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2006	Private investor	81	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2009	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2006	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None
John H. Smet, 1956	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

32	Short-Term Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2006	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Ritchie Tuazon, 1978 Vice President	2015	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Short-Term Bond Fund of America	33

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34	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	35

Offices of the fund and of the investment advisor
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2018, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	STBF

Registrant:
a) Audit Fees:

2017	$74,000
2018	$72,000

b) Audit-Related Fees:
2017	None
2018	None

c) Tax Fees:
2017	$7,000
2018	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	None
2018	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	$51,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2017 and $58,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
August 31, 2018
Bonds, notes & other debt instruments 93.27% U.S. Treasury bonds & notes 40.61% U.S. Treasury 27.03%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2019	$7,400	$7,278
U.S. Treasury 1.375% 2019	200,000	197,640
U.S. Treasury 1.875% 2019	13,000	12,885
U.S. Treasury 1.125% 2020	11,000	10,753
U.S. Treasury 1.375% 2020	30,057	29,292
U.S. Treasury 1.50% 2020	29,470	28,841
U.S. Treasury 2.25% 2020	33,000	32,845
U.S. Treasury 2.375% 2020	350,000	348,695
U.S. Treasury 1.375% 2021	10,780	10,456
U.S. Treasury 1.75% 2021	25,000	24,259
U.S. Treasury 2.00% 2021	29,620	29,167
U.S. Treasury 2.375% 2021	193,830	192,320
U.S. Treasury 2.375% 2021	163,360	162,158
U.S. Treasury 2.625% 2021	29,000	28,950
U.S. Treasury 2.75% 2021	85,935	86,076
U.S. Treasury 1.75% 2022	100	97
U.S. Treasury 1.875% 2022	89,480	86,544
U.S. Treasury 1.875% 2022	30,230	29,279
U.S. Treasury 1.875% 2022	7,000	6,793
U.S. Treasury 2.125% 2022	2,392	2,333
U.S. Treasury 2.50% 2023	39,741	39,342
U.S. Treasury 2.75% 2023	136,480	136,586
U.S. Treasury 2.75% 2023	98,795	98,850
U.S. Treasury 2.75% 2023	29,186	29,203
U.S. Treasury 2.00% 2024	12,000	11,503
		1,642,145
U.S. Treasury inflation-protected securities 13.58%
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	53,800	53,111
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	122,286	119,349
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	280,516	278,873
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	109,409	106,007
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	55,533	53,798
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	10,870	10,633
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	31,814	31,489
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	33,478	32,408
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	67,836	56,016
U.S. Treasury Inflation-Protected Security 0.75% 2028[1]	11,544	11,531
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	46,973	46,532
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	30,215	24,867
		824,614
Total U.S. Treasury bonds & notes		2,466,759
Short-Term Bond Fund of America — Page 1 of 13

Bonds, notes & other debt instruments Corporate bonds & notes 18.08% Financials 7.45%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,292
ACE INA Holdings Inc. 2.875% 2022	1,275	1,255
ACE INA Holdings Inc. 3.35% 2026	1,275	1,253
Bank of Nova Scotia 1.65% 2019	6,750	6,699
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,546
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,965
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[3,4,5,6,7]	534	534
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[3,4,5,6,7]	66	66
Citigroup Inc. 2.85% 2021	14,700	14,568
Commonwealth Bank of Australia 2.25% 2020[6]	7,500	7,408
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 3.026% 2022[6,7]	5,000	5,028
DNB ASA 2.125% 2020[6]	5,235	5,111
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,233
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,964
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.695% 2021[7]	10,395	10,635
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.445% 2022[7]	1,855	1,878
Goldman Sachs Group, Inc. 3.20% 2023	1,000	983
HSBC Holdings PLC 2.65% 2022	15,000	14,602
HSBC Holdings PLC 3.322% 2024[7]	20,000	20,069
Metropolitan Life Global Funding I 1.75% 2018[6]	14,560	14,534
Metropolitan Life Global Funding I 2.30% 2019[6]	6,745	6,735
Morgan Stanley 2.45% 2019	9,250	9,247
Morgan Stanley 3.125% 2023	1,000	984
National Australia Bank Ltd. 1.375% 2019	4,200	4,156
National Australia Bank Ltd. 2.40% 2019[6]	3,950	3,925
New York Life Global Funding 1.95% 2020[6]	20,000	19,580
New York Life Global Funding 1.95% 2020[6]	3,645	3,591
New York Life Global Funding 2.00% 2020[6]	20,000	19,669
New York Life Global Funding 1.70% 2021[6]	5,000	4,773
Nordea Bank AB 1.875% 2018[6]	11,425	11,423
Rabobank Nederland 2.25% 2019	20,000	19,982
Rabobank Nederland 2.50% 2021	6,535	6,429
Rabobank Nederland 2.75% 2022	4,100	4,015
Royal Bank of Canada 2.125% 2020	10,315	10,205
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 3.073% 2022[7]	10,295	10,406
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,711
Sumitomo Mitsui Banking Corp. 2.514% 2020	14,745	14,627
Svenska Handelsbanken AB 1.50% 2019	20,000	19,732
Svenska Handelsbanken AB 5.125% 2020[6]	1,150	1,185
Swedbank AB 2.375% 2019[6]	1,870	1,868
Swedbank AB 2.20% 2020[6]	10,000	9,866
Swedbank AB 2.80% 2022[6]	6,800	6,667
Toronto-Dominion Bank 1.45% 2018	10,000	10,000
Toronto-Dominion Bank 2.55% 2021	17,670	17,441
US Bancorp 2.05% 2020	11,850	11,606
US Bancorp 3.05% 2020	14,690	14,730
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[8]	12,500	12,495
Wells Fargo & Co. 1.80% 2018	7,415	7,405
Wells Fargo & Co. 1.75% 2019	15,000	14,914
Wells Fargo & Co. 2.15% 2019	5,930	5,881
Wells Fargo & Co. 3.55% 2023	825	828
		452,699
Short-Term Bond Fund of America — Page 2 of 13

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 2.31%	Principal amount (000)	Value (000)
Chevron Corp. 1.561% 2019	$15,000	$14,879
Chevron Corp. 1.686% 2019	30,315	30,185
Chevron Corp. 1.991% 2020	8,845	8,749
Exxon Mobil Corp. 1.708% 2019	10,000	9,967
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.491% 2019[7]	31,820	31,849
Royal Dutch Shell PLC 1.375% 2019	11,345	11,199
Royal Dutch Shell PLC 1.75% 2021	6,160	5,939
Schlumberger BV 3.00% 2020[6]	3,645	3,636
Shell International Finance BV 2.125% 2020	5,000	4,944
Statoil ASA 2.25% 2019	18,660	18,556
		139,903
Consumer staples 2.11%
Anheuser-Busch InBev NV 2.65% 2021	16,110	15,932
Coca-Cola Co. 1.375% 2019	35,000	34,707
Philip Morris International Inc. 1.375% 2019	6,000	5,967
Philip Morris International Inc. 1.625% 2019	18,000	17,933
Philip Morris International Inc. 2.00% 2020	9,570	9,446
Philip Morris International Inc. 2.50% 2022	1,250	1,208
Procter & Gamble Co. 1.70% 2021	8,820	8,499
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,317
Wal-Mart Stores, Inc. 3.125% 2021	14,686	14,759
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,296
		128,064
Health care 1.74%
AbbVie Inc. 2.50% 2020	5,910	5,858
AbbVie Inc. 2.30% 2021	9,955	9,710
AstraZeneca PLC 1.75% 2018	10,000	9,986
AstraZeneca PLC (3-month USD-LIBOR + 0.665) 2.977% 2023[7]	11,772	11,762
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,977
Johnson & Johnson 1.125% 2019	20,745	20,624
Johnson & Johnson 1.95% 2020	6,420	6,319
Johnson & Johnson 2.25% 2022	11,790	11,540
Novartis Capital Corp. 1.80% 2020	15,000	14,786
UnitedHealth Group Inc. 1.70% 2019	10,000	9,961
		105,523
Information technology 1.66%
Apple Inc. 1.80% 2019	14,815	14,684
Apple Inc. 2.00% 2020	10,370	10,195
Apple Inc. 1.90% 2020	10,300	10,190
Cisco Systems, Inc. 1.40% 2019	21,530	21,247
Microsoft Corp. 1.30% 2018	15,000	14,974
Microsoft Corp. 1.10% 2019	11,355	11,212
Microsoft Corp. 1.85% 2020	10,330	10,219
Microsoft Corp. 2.875% 2024	3,435	3,381
Oracle Corp. 2.50% 2022	5,000	4,898
		101,000
Consumer discretionary 1.50%
Amazon.com, Inc. 2.60% 2019	5,000	4,996
Amazon.com, Inc. 1.90% 2020	11,800	11,585
Amazon.com, Inc. 2.40% 2023	7,375	7,135
Short-Term Bond Fund of America — Page 3 of 13

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 2.65% 2021	$14,705	$14,578
Bayerische Motoren Werke AG 3.45% 2023[6]	13,235	13,177
DaimlerChrysler North America Holding Corp. 3.00% 2021[6]	15,000	14,874
Starbucks Corp. 2.20% 2020	460	452
Starbucks Corp. 2.10% 2021	3,820	3,736
Starbucks Corp. 2.70% 2022	2,140	2,095
Toyota Motor Credit Corp. 1.70% 2019	12,000	11,955
Walt Disney Co. 1.65% 2019	6,355	6,334
		90,917
Utilities 0.83%
Duke Energy Progress, LLC 3.375% 2023	11,846	11,894
Mississippi Power Co. (3-month USD_LIBOR + 0.65%) 2.987% 2020[7]	15,000	15,005
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,398
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,608
Southern California Edison Co., 2.90% 2021	14,675	14,527
		50,432
Industrials 0.33%
General Dynamics Corp. 2.875% 2020	11,690	11,685
General Dynamics Corp. 3.00% 2021	8,555	8,541
		20,226
Real estate 0.15%
Public Storage 2.37% 2022	2,770	2,673
Scentre Group 2.375% 2019[6]	1,380	1,368
WEA Finance LLC 3.25% 2020[6]	5,185	5,178
		9,219
Total corporate bonds & notes		1,097,983
Asset-backed obligations 14.70%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[5,6]	903	902
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,6]	4,525	4,528
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,6]	10,480	10,397
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[5]	639	639
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[5]	1,384	1,381
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[5]	11,390	11,384
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,014
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[5]	12,000	12,001
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[5,6,7]	4,642	4,642
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[5,6,7]	8,673	8,677
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	24,905
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[5]	3,540	3,500
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	4,826	4,812
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 2020[5]	133	133
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[5]	1,638	1,636
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[5]	19,691	19,463
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[5]	14,015	13,877
CIFC Funding Ltd., Series 2014-3A, CLO, Class AR, (3-month USD-LIBOR + 0.95%) 3.297% 2026[5,6,7]	4,270	4,270
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	24,850	24,786
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[5]	31,286	30,903
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[5]	9,440	9,349
Short-Term Bond Fund of America — Page 4 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[5]	$5,245	$5,221
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[5,6]	91	90
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[5,6]	2,331	2,327
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[5,6]	4,690	4,682
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 2020[5,6]	484	484
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[5,6]	769	770
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[5,6]	445	446
CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77% 2020[5,6]	665	668
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 2020[5,6]	9,620	9,707
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[5,6]	2,195	2,188
CPS Auto Receivables Trust, Series 2017-C, Class B, 2.30% 2021[5,6]	1,360	1,352
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[5,6]	8,000	7,961
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[5,6]	5,183	5,179
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[5,6]	496	496
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[5,6]	8,122	8,123
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,6]	5,175	5,216
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[5,6]	2,500	2,484
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 2022[5,6]	5,705	5,765
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[5,6]	303	302
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[5]	31,635	31,633
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[5]	31,075	31,082
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30% 2021[5]	864	862
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 2021[5]	400	399
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[5,6]	802	802
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[5,6]	138	138
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88% 2021[5]	15,000	14,998
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[5,6]	84	84
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[5,6]	325	325
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,6]	1,568	1,570
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[5,6]	345	346
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[5,6]	2,776	2,785
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[5]	1,130	1,127
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[5,6]	3,883	3,888
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 2022[5]	23,000	23,006
Drive Auto Receivables Trust, Series 2018-1 Class C. 3.22% 2023[5]	2,000	1,995
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[5,6]	13	13
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[5,6]	2,998	2,993
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[5,6]	10,643	10,622
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[5,6]	1,912	1,911
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 2021[5,6]	500	499
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 2021[5,6]	500	498
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[5,6]	968	967
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[5,6]	29,198	29,198
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[5,6]	1,917	1,919
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[5,6]	2,500	2,494
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[5,6]	916	916
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[5,6]	4,135	4,138
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[5,6]	1,356	1,359
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[5,6]	8,431	8,404
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.319% 2025[5,6,7]	1,824	1,824
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[5,6]	1,569	1,563
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,6]	5,021	4,996
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[5,6]	1,486	1,484
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[5,6]	620	617
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[5,6]	317	316
Short-Term Bond Fund of America — Page 5 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[5,6]	$28,474	$28,464
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[5,6]	6,500	6,503
Exeter Automobile Receivables Trust, Series 2015-3A, Class B, 3.59% 2021[5,6]	66	66
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[5,6]	1,038	1,035
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[5,6]	2,864	2,852
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[5,6]	12,305	12,240
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[5,6]	12,010	11,972
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[5,6]	12,600	12,457
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,6]	8,375	8,102
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[5,6]	17,160	16,980
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,6]	16,995	17,100
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	7,420	7,347
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[5,6]	558	550
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[5,6]	1,205	1,181
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,6]	4,363	4,335
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[5,6]	11,907	11,811
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.485% 2029[5,7]	1,825	1,826
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[5,6]	14,165	14,173
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[5,6]	138	138
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[5,6]	5,412	5,410
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[5]	1,243	1,241
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 2021[5]	592	591
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[5]	2,170	2,162
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	6,202	6,201
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	7,645	7,625
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	3,641	3,642
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	1,503	1,504
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A 3.07% 2021[5]	7,570	7,568
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[5]	2,170	2,158
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[5]	4,342	4,324
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	2,101	2,105
Santander Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.28% 2022[5]	15,000	15,005
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.085% 2023[5,7]	1,101	1,100
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.465% 2025[5,7]	1,457	1,435
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.115% 2035[5,6,7]	1,975	1,989
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,6]	5,074	5,008
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[5,6,7]	18,897	18,899
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[5,6]	6,750	6,601
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,6]	5,833	5,790
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[5,6]	538	529
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[5,6]	2,613	2,602
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,6]	4,642	4,603
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,6]	6,526	6,644
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[5,6]	14,210	14,031
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[5,6]	24,335	24,127
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[5,6]	12,913	12,737
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[5,6]	1,907	1,906
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[5,6]	6,124	6,109
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[5,6]	10,502	10,474
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 2021[5,6]	1,227	1,225
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[5,6]	19,935	19,931
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[5,6]	4,006	4,010
Short-Term Bond Fund of America — Page 6 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[5,6]	$910	$907
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[5,6]	36,335	36,343
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[5,6]	1,225	1,221
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[5]	1,117	1,109
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[5]	8,355	8,312
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[5]	6,632	6,649
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[5]	15,680	15,620
		893,010
Bonds & notes of governments & government agencies outside the U.S. 10.14%
Bank Nederlandse Gemeenten NV 1.00% 2018[6]	9,000	8,995
Bank Nederlandse Gemeenten NV 1.75% 2020[6]	8,400	8,211
Belgium (Kingdom of) 1.125% 2019[6]	14,600	14,408
Council of Europe Development Bank 1.00% 2019	15,000	14,910
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,956
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,530
European Investment Bank 1.25% 2019	3,570	3,509
European Investment Bank 1.625% 2020	20,000	19,581
European Investment Bank 1.75% 2020	10,000	9,844
European Investment Bank 1.375% 2021	13,333	12,771
European Investment Bank 1.625% 2021	12,000	11,619
European Investment Bank 2.00% 2021	10,000	9,806
European Investment Bank 2.00% 2022	9,000	8,676
European Investment Bank 2.25% 2022	11,265	11,024
European Investment Bank 2.25% 2022	6,000	5,858
European Stability Mechanism 2.125% 2022[6]	28,324	27,413
Inter-American Development Bank 1.00% 2019	15,000	14,844
Inter-American Development Bank 1.625% 2020	13,200	12,967
Inter-American Development Bank 1.875% 2021	10,000	9,776
Inter-American Development Bank 1.75% 2022	15,000	14,360
Inter-American Development Bank 2.125% 2022	10,000	9,766
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,690
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,838
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,742
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,549
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,583
International Bank for Reconstruction and Development 2.75% 2021	25,000	24,961
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,799
International Development Association 2.75% 2023[6]	15,000	14,919
KfW 1.00% 2018	14,000	13,999
KfW 1.125% 2018	9,000	8,980
KfW 1.00% 2019	12,000	11,846
KfW 1.25% 2019	15,000	14,788
KfW 1.50% 2019	10,000	9,963
KfW 1.50% 2020	8,000	7,851
KfW 1.50% 2021	9,000	8,688
KfW 2.625% 2021	15,000	14,936
Kommunalbanken 1.50% 2019[6]	13,000	12,851
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,408
Oesterreichische Kontrollbank AG 1.625% 2019	1,000	996
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,218
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,327
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	1,972
Ontario (Province of) 1.625% 2019	15,000	14,951
Sweden (Kingdom of) 1.125% 2019[6]	65,000	63,927
Short-Term Bond Fund of America — Page 7 of 13

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sweden (Kingdom of) 1.625% 2020[6]	$7,400	$7,276
Sweden (Kingdom of) 2.375% 2021[6]	9,000	8,912
United Kingdom 2.50% 2021[6]	22,400	22,232
		616,026
Mortgage-backed obligations 7.68% Collateralized mortgage-backed obligations (privately originated) 4.28%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,6,7]	58,508	58,827
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[3,5,6,7]	11,111	11,079
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.84% 2027[3,5,6,7]	11,700	11,601
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[5,6,7]	500	494
Homeward Opportunities Fund Trust 3.766% 2048[5,6]	13,360	13,318
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[5,6,7]	11	11
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[3,5,6]	3,614	3,606
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[3,5,6,7]	5,342	5,289
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[3,5,6]	2,855	2,834
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942% 2027[3,5,6]	2,605	2,587
Nationstar HECM Loan Trust, Series 2017-1A, Class M2 4.704% 2027[3,5,6]	500	504
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[5,6]	8,229	8,238
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[5,6]	5,977	5,974
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.269% 2028[3,5,6]	4,391	4,390
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[5,6]	1,227	1,228
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[5,6]	8,615	8,712
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,6,7]	6,171	6,218
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[5,6]	38,350	38,564
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.865% 2050[5,6,7]	31,350	31,331
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[5,6,7]	17,353	17,094
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.665% 2057[5,6,7]	27,914	28,009
		259,908
Federal agency mortgage-backed obligations 3.40%
Fannie Mae 3.50% 2025[5]	829	839
Fannie Mae 4.50% 2025[5]	1,595	1,651
Fannie Mae 3.50% 2026[5]	1,560	1,578
Fannie Mae 6.00% 2038[5]	2,707	2,969
Fannie Mae 6.00% 2038[5]	1,127	1,245
Fannie Mae 6.00% 2038[5]	88	97
Fannie Mae 5.00% 2041[5]	2,767	2,964
Fannie Mae 3.50% 2047[5]	17,931	17,837
Fannie Mae 4.00% 2048[5,9]	11,486	11,694
Fannie Mae 4.00% 2048[5,9]	1,370	1,393
Fannie Mae 4.00% 2048[5,9]	374	380
Fannie Mae 4.50% 2048[5,9]	21,747	22,555
Fannie Mae 4.50% 2048[5,9]	3,653	3,793
Fannie Mae 3.889% 2033[5,7]	802	847
Fannie Mae 3.683% 2034[5,7]	1,271	1,342
Fannie Mae 3.648% 2039[5,7]	446	471
Fannie Mae Pool #848751 3.957% 2036[5,7]	346	364
Fannie Mae Pool #AC1676 4.447% 2039[5,7]	281	296
Fannie Mae Pool #AC2106 4.59% 2039[5,7]	315	332
Fannie Mae, Series 2015-M13, Class ASQ2, Multi Family, 1.646% 2019[5]	1,472	1,466
Freddie Mac 5.50% 2024[5]	1,273	1,300
Freddie Mac 5.50% 2034[5]	444	485
Freddie Mac 5.50% 2036[5]	272	297
Short-Term Bond Fund of America — Page 8 of 13

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.009% 2045[5,7]	$3,260	$3,273
Freddie Mac 3.50% 2047[5]	8,434	8,391
Freddie Mac 3.50% 2048[5,9]	900	895
Freddie Mac 3.689% 2034[5,7]	703	739
Freddie Mac 4.005% 2035[5,7]	1,858	1,959
Freddie Mac 3.656% 2036[5,7]	822	868
Freddie Mac 3.764% 2036[5,7]	1,553	1,651
Freddie Mac 4.042% 2036[5,7]	1,020	1,078
Freddie Mac 4.599% 2039[5,7]	282	297
Freddie Mac Pool #782818 3.50% 2034[5,7]	598	629
Freddie Mac Pool #1B8916 3.62% 2041[5,7]	1,228	1,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[5]	16,845	16,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[5,7]	11,466	11,162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[5]	15,916	15,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[5]	12,615	13,078
Government National Mortgage Assn. 5.46% 2059[5]	122	131
Government National Mortgage Assn. 4.688% 2061[5]	162	163
Government National Mortgage Assn. 4.70% 2061[5]	751	752
Government National Mortgage Assn. 4.70% 2061[5]	75	75
Government National Mortgage Assn. 4.72% 2061[5]	30	30
Government National Mortgage Assn. 4.853% 2061[5]	24	25
Government National Mortgage Assn. 4.867% 2061[5]	49	50
Government National Mortgage Assn. 5.045% 2061[5]	60	61
Government National Mortgage Assn. 5.047% 2061[5]	46	47
Government National Mortgage Assn. 5.083% 2061[5]	406	411
Government National Mortgage Assn. 5.132% 2061[5]	704	718
Government National Mortgage Assn. 4.551% 2063[5]	544	551
Government National Mortgage Assn. 4.576% 2063[5]	563	570
Government National Mortgage Assn. 4.633% 2063[5]	212	214
Government National Mortgage Assn. 4.644% 2063[5]	442	445
Government National Mortgage Assn. 5.061% 2063[5]	208	211
Government National Mortgage Assn. 4.556% 2064[5]	555	562
Government National Mortgage Assn. 4.581% 2064[5]	556	563
Government National Mortgage Assn. 4.634% 2064[5]	521	528
Government National Mortgage Assn. 4.639% 2064[5]	506	513
Government National Mortgage Assn. 4.645% 2064[5]	1,363	1,384
Government National Mortgage Assn. 4.651% 2064[5]	476	480
Government National Mortgage Assn. 5.015% 2064[5]	119	121
Government National Mortgage Assn. 6.64% 2064[5]	444	461
Government National Mortgage Assn. 6.64% 2064[5]	54	56
Government National Mortgage Assn. 4.638% 2065[5]	302	309
Government National Mortgage Assn. 2.926% 2064[5,7]	427	433
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 3.03% 2062[5,7]	2,303	2,317
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.175% 2062[5,7]	28,617	28,862
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 2.93% 2064[5,7]	11,690	11,743
		206,158
Total mortgage-backed obligations		466,066
Short-Term Bond Fund of America — Page 9 of 13

Bonds, notes & other debt instruments Municipals 1.33% California 0.38%	Principal amount (000)	Value (000)
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	$14,755	$14,778
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 2.00% 2018	150	150
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2019	225	229
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	369
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	431
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,111
		23,068
Illinois 0.38%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	22,947
Florida 0.33%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	525	537
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,928
		20,465
New Jersey 0.21%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,732
Ohio 0.02%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	455	467
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	565	582
		1,049
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	540	555
		80,816
Federal agency bonds & notes 0.73%
Fannie Mae 1.00% 2019	10,000	9,933
Fannie Mae 1.75% 2019	4,000	3,959
Fannie Mae 1.75% 2019	3,000	2,977
Fannie Mae 1.625% 2020	5,000	4,934
Fannie Mae 2.00% 2022	14,415	14,047
United States Agency for International Development, Ukraine 1.471% 2021	8,820	8,456
		44,306
Total bonds, notes & other debt instruments (cost: $5,705,442,000)		5,664,966
Short-term securities 6.93%
Bank of New York Co., Inc. 1.89% due 9/4/2018	39,300	39,292
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.00% due 9/17/2018	50,000	49,953
CHARTA, LLC 1.94% due 9/6/2018[6]	50,000	49,984
Emerson Electric Co. 1.95% due 9/18/2018[6]	35,000	34,966
Federal Home Loan Bank 1.92%–1.93% due 9/14/2018–9/24/2018	150,000	149,865
Siemens Capital Co. LLC 1.95% due 9/25/2018[6]	25,000	24,967
Short-Term Bond Fund of America — Page 10 of 13

Short-term securities	Principal amount (000)	Value (000)
Starbird Funding Corp. 1.95% due 9/4/2018[6]	$25,000	$24,994
U.S. Treasury Bills 1.91% due 9/6/2018	47,200	47,195
Total short-term securities (cost: $421,198,000)		421,216
Total investment securities 100.20% (cost: $6,126,640,000)		6,086,182
Other assets less liabilities (0.20)%		(12,202)
Net assets 100.00%		$6,073,980
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 8/31/2018[11] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
90 Day Euro Dollar Futures	Short	1,547	June 2019	$(386,750)	$(375,689)	$(246)
90 Day Euro Dollar Futures	Long	2,500	March 2021	625,000	606,750	496
90 Day Euro Dollar Futures	Long	1,780	December 2021	445,000	432,028	332
2 Year U.S. Treasury Note Futures	Long	3,304	January 2019	660,800	698,331	144
5 Year U.S. Treasury Note Futures	Long	8,415	January 2019	841,500	954,248	489
10 Year Ultra U.S. Treasury Note Futures	Long	119	December 2018	11,900	15,238	19
10 Year U.S. Treasury Note Futures	Short	863	December 2018	(86,300)	(103,789)	78
20 Year U.S. Treasury Bond Futures	Short	290	December 2018	(29,000)	(41,824)	3
30 Year Ultra U.S. Treasury Bond Futures	Short	1,619	December 2018	(161,900)	(257,927)	411
						$1,726
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,000,000	$(61)	$—	$(61)
1.884%	U.S. EFFR	9/26/2018	6,600,000	(169)	—	(169)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	692	—	692
U.S. EFFR	2.552%	7/31/2019	2,115,150	(48)	—	(48)
2.533%	U.S. EFFR	8/9/2020	45,040	21	—	21
3-month USD-LIBOR	2.865%	8/9/2020	45,040	(39)	—	(39)
3-month USD-LIBOR	2.8025%	8/15/2020	32,360	8	—	8
2.495%	U.S. EFFR	8/15/2020	32,358	(9)	—	(9)
2.5775%	U.S. EFFR	7/16/2022	254,049	75	—	75
2.7435%	3-month USD-LIBOR	2/16/2023	114,000	(607)	—	(607)
2.7365%	3-month USD-LIBOR	2/20/2023	114,000	(643)	—	(643)
2.5815%	U.S. EFFR	5/25/2023	227,000	493	—	493
2.8775%	3-month USD-LIBOR	3/23/2025	83,200	7	—	7
3-month USD-LIBOR	2.2365%	9/2/2025	50	2	—	2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	5,790	—	5,790
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,647	—	2,647
3-month USD-LIBOR	2.2197%	4/19/2027	72,500	3,814	—	3,814
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	2,968	—	2,968
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	2,790	—	2,790
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(49)	—	(49)
Short-Term Bond Fund of America — Page 11 of 13

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
2.91%	3-month USD-LIBOR	2/1/2028	$45,000	$(89)	$—	$(89)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(93)	—	(93)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(54)	—	(54)
U.S. EFFR	2.471%	3/27/2028	31,600	191	—	191
U.S. EFFR	2.4575%	3/29/2028	37,386	270	—	270
U.S. EFFR	2.424%	3/30/2028	31,630	319	—	319
U.S. EFFR	2.412%	4/5/2028	14,384	160	—	160
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	168	—	168
3-month USD-LIBOR	2.963%	2/1/2038	27,100	168	—	168
3-month USD-LIBOR	2.986%	2/1/2038	21,800	100	—	100
3-month USD-LIBOR	2.967%	2/2/2038	21,000	124	—	124
U.S. EFFR	2.505%	3/22/2048	6,100	26	—	26
U.S. EFFR	2.43625%	4/19/2048	30,000	556	—	556
U.S. EFFR	2.625%	5/25/2048	51,000	(1,059)	—	(1,059)
U.S. EFFR	2.445%	6/4/2048	12,600	212	—	212
U.S. EFFR	2.471%	6/29/2048	25,323	288	—	288
					$—	$18,969

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,024,000, which represented .38% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $42,490,000, which represented .70% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,263,539,000, which represented 20.80% of the net assets of the fund.
[7]	Coupon rate may change periodically.
[8]	Step bond; coupon rate may change at a later date.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Short-Term Bond Fund of America — Page 12 of 13

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-048-1018O-S66039	Short-Term Bond Fund of America — Page 13 of 13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Short-Term Bond Fund of America (the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

October 16, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Short-Term Bond Fund of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Short-Term Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2018